13. Property and Equipment (Details - Property schedule) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	$ 11,047	$ 13,564
Property and equipment, ending balance	7,614	11,047	$ 13,564
Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	3,603	4,218
Property and equipment, ending balance	2,287	3,603	4,218
Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	768	790
Property and equipment, ending balance	918	768	790
Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	6,676	8,556
Property and equipment, ending balance	4,409	6,676	8,556
Property Plant And Equipment, Gross [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	108,666	107,539	247,336
Additions	2,393	1,480	10,560
Disposals	(3,311)	0	(134,448)
Revaluations	1,438	(353)	(15,909)
Property and equipment, ending balance	109,186	108,666	107,539
Property Plant And Equipment, Gross [Member] | Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	89,746	89,866	234,350
Additions	289	0	5,271
Disposals	(1,207)	0	(134,448)
Revaluations	457	(120)	(15,307)
Property and equipment, ending balance	89,285	89,746	89,866
Property Plant And Equipment, Gross [Member] | Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	876	898	989
Additions	0	0	0
Disposals	0	0	0
Revaluations	150	(22)	(91)
Property and equipment, ending balance	1,026	876	898
Property Plant And Equipment, Gross [Member] | Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	18,044	16,775	11,997
Additions	2,104	1,480	5,289
Disposals	(2,104)	0	0
Revaluations	831	(211)	(511)
Property and equipment, ending balance	$ 18,875	$ 18,044	$ 16,775